UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21595

 NAME OF REGISTRANT:                     Cohen & Steers Worldwide
                                         Realty Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 757 Third Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005


Cohen & Steers Worldwide Realty Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  700698383
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  12-May-2005
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Company s annual accounts         Mgmt          No vote
       for the FYE 31 DEC 2004, together with the
       Directors  report and the Auditors  report
       on those accounts

2.     Receive and approve the Directors  remuneration           Mgmt          No vote
       report for the FYE 31 DEC 2004 and the Auditors
       report on the auditable part of the Directors
       remuneration report

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          No vote
       to hold office until the conclusion of the
       next general meeting of the Company at which
       accounts are laid and authorize the Directors
       to fix the Auditors  remuneration

4.     Declare a dividend                                        Mgmt          No vote

5.     Re-elect Mr. Steven Owen as a Director in accordance      Mgmt          No vote
       with the Company s Articles of Association

6.     Re-elect Mr. Michael Moore as a Director in               Mgmt          No vote
       accordance with the Company s Articles of Association

7.     Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority and pursuant to Section
       80 of the Companies Act 1985  the Act , to
       allot relevant securities  Section 94 of the
       Act  up to an aggregate nominal value of GBP
       12,768,901  Company s unissued share capital
       ;  Authority expires at the end of 5 years
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.8    Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority and subject to the passing
       of Resolution 7 and pursuant to Section 95
       of the Companies Act 1985  the Act , to allot
       equity securities  Section 94(2) of the Act
       for cash pursuant to the authority conferred
       by Resolution 7, disapplying the statutory
       pre-emption rights  Section 89(1) of the Act
       , provided that this power is limited to the
       allotment of equity securities: i) up to an
       aggregate nominal amount of GBP 3,361,555
       5% of the nominal value of the Company s issued
       share capital ; ii) in connection with a rights
       issue in favor of ordinary shareholders;  Authority
       expires at the end of 5 years ; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; the
       power conferred on the Directors by this resolution
       shall also apply to a sale of treasury shares,
       which is allotment of equity securities by
       virtue of Section 93 (3A) of the Act

S.9    Authorize the Company, for the purpose of Section         Mgmt          No vote
       166 of the Companies Act 1985  the Act , to
       make one or more market purchases  Section
       163(3) of the Act  of up to 26,892,439  10%
       of the Company s issued ordinary share capital
       ordinary shares of 25p each in the capital
       of the Company, at a minimum price of 25p and
       not more than 5% above the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months ; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN APARTMENT PROPERTIES REIT                                                          Agenda Number:  932328912
--------------------------------------------------------------------------------------------------------------------------
        Security:  134921105
    Meeting Type:  Special
    Meeting Date:  26-May-2005
          Ticker:  CDPYF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF THE ELECTION OF TRUSTEES.                   Mgmt          For                            For

02     IN RESPECT OF THE RE-APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE AUDITOR OF THE TRUST.

03     THE RESOLUTION AUTHORIZING THE AMENDMENTS TO              Mgmt          For                            For
       THE TRUST S DECLARATION OF TRUST, AS SET FORTH
       IN SCHEDULE  A  OF THE TRUST S MANAGEMENT INFORMATION
       CIRCULAR DATED APRIL 26, 2005.

04     THE RESOLUTION GRANTING THE TRUSTEES THE AUTHORITY,       Mgmt          For                            For
       IF, AND WHEN, THEY CONSIDER IT TO BE DESIRABLE,
       TO CONVERT THE TRUST FROM A  CLOSED-END  TRUST
       TO AN  OPEN-END  TRUST AS SET FORTH IN SCHEDULE
       B  OF THE TRUST S MANAGEMENT INFORMATION CIRCULAR
       DATED APRIL 26, 2005.

05     THE RESOLUTION CONFIRMING AND AMENDING THE UNITHOLDERS    Mgmt          For                            For
       RIGHTS PLAN, AS SET FORTH IN SCHEDULE  C
       OF THE TRUST S MANAGEMENT INFORMATION CIRCULAR
       DATED APRIL 26, 2005.




--------------------------------------------------------------------------------------------------------------------------
 CEDAR SHOPPING CENTERS, INC.                                                                Agenda Number:  932323405
--------------------------------------------------------------------------------------------------------------------------
        Security:  150602209
    Meeting Type:  Annual
    Meeting Date:  20-May-2005
          Ticker:  CDR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES J. BURNS                                            Mgmt          For                            For
       RICHARD HOMBURG                                           Mgmt          For                            For
       J.A.M.H. DER KINDEREN                                     Mgmt          For                            For
       EVERETT B. MILLER, III                                    Mgmt          For                            For
       LEO S. ULLMAN                                             Mgmt          For                            For
       BRENDA J. WALKER                                          Mgmt          For                            For
       ROGER M. WIDMANN                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2005.




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SA, BRUXELLES                                                                     Agenda Number:  700683522
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2005
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU.

       Multiple Benefical Owner Information Note:                Non-Voting    No vote
       Market rules require ADP to disclose beneficial
       owner information for all voted accounts.
       If an account has multiple beneficial owners,
       you will need to provide the breakdown of each
       beneficial owner name, address and share position
       to your ADP Client Service Representative.
       This information is required in order for
       ADP to lodge your vote.

1.     Receive the annual report 2004                            Non-Voting    No vote

2.     Receive the report of the Supervisor                      Non-Voting    No vote

3.     Approve the statutory annual report                       Mgmt          No vote

4.     Receive the consolidated annual report 2004               Non-Voting    No vote

5.     Grant discharge to the Management                         Mgmt          No vote

6.     Grant discharge to the Supervisor                         Mgmt          No vote

7.     Receive the annual report by the Supervisor               Non-Voting    No vote
       of Belgian Office Properties

8.     Approve the annual report of Belgian Office               Mgmt          No vote
       Properties

9.     Grant discharge to the Management of Belgian              Mgmt          No vote
       Office Properties

10.    Grant discharge to the Supervisor Belgian Office          Mgmt          No vote
       Properties

11.    Approve the renewal of Management Mandates and            Mgmt          No vote
       appoint Management

12.    Approve the remuneration of the Management                Mgmt          No vote

13.    Approve the renewal of the Mandat of the Supervisor       Mgmt          No vote
       and remuneration

14.    Receive the Corporate Governance                          Non-Voting    No vote

15.    Various subjects                                          Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN ORDINARY GENERAL              Non-Voting    No vote
       MEETING. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  700690008
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2005
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 21 APR 2005. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Mgmt          No vote

2.     Approve the report of the Board of Management             Mgmt          No vote
       for the FY 2004

3.     Approve to determine the annual accounts 2004             Mgmt          No vote

4.     Approve the Corporate Governance                          Mgmt          No vote

5.     Approve the Dividend and Reserve Policy                   Mgmt          No vote

6.     Approve to determine the dividend 2004                    Mgmt          No vote

7.     Grant discharge to the Board of Management                Mgmt          No vote

8.     Grant discharge to the Supervisory Board                  Mgmt          No vote

9.     Approve the profile of the Supervisory Board              Mgmt          No vote

10.    Re-appoint the External Accountant                        Mgmt          No vote

11.    Any other business                                        Other         No vote

12.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, ESCHBORN                                                              Agenda Number:  700721081
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  OGM
    Meeting Date:  23-Jun-2005
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT "DEUTSCHE EUROSHOP AG"             Non-Voting    No vote
       SHARES ARE ISSUED IN REGISTERED FORM AND AS
       SUCH DO NOT REQUIRE SHARE BLOCKING IN ORDER
       TO ENTITLE YOU TO VOTE. THANK YOU.

1.     Receive the Company's annual earnings and the             Mgmt          For                            *
       consolidated earnings as well as the report
       of the Supervisory Board for the business year
       2004

2.     Approve the appropriation of the distributable            Mgmt          For                            *
       profit of EUR 30,000,000 as follows: payment
       of a dividend of EUR 1.92 per share, ex-dividend
       and payable date: 24 JUN 2005

3.     Grant discharge to the Executive Board                    Mgmt          For                            *

4.     Grant discharge to the Supervisory Board                  Mgmt          For                            *

5.     Approve the remuneration for the Supervisory              Mgmt          For                            *
       Board as follows: for the 2004 FY, the Chairman
       shall receive EUR 30,000, the Deputy Chairman
       EUR 22,500, and every other Board Member EUR
       15,000

6.     Elect BDO Deutsche Warentreuhand AG Wirtschaftspruefungsgesellschaft,Mgmt          For                            *
       Hamburg, as the Auditors for the year 2005

       PLEASE NOTE THAT THIS AGENDA IS NOW AVAILABLE             Non-Voting    No vote
       IN ENGLISH AND GERMAN.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL PROPERTY TRUST                                                                      Agenda Number:  700713882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q40060107
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2005
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

1.     Appoint the Australian Diversified Funds Management       Mgmt          Against                        *
       Limited  ACN 107 426 504  as the new responsible
       entity of General Property Trust

2.     Authorize the Australian Diversified Funds Management     Mgmt          Against                        *
       Limited  ACN 107 426 504  , subject to resolution
       1, to take all steps  including making the
       interest-free loan of up to AUD 300 million
       to PT Limited  ACN 004 454 666 , the trustee
       of GPT Management Company Trust  to give effect
       to the internalization by establishment as
       specified

S.3    Amend, subject to the approval of Resolutions             Mgmt          For                            *
       1 and 2, the Constitution of General Property
       Trust in accordance with the 25th Supplemental
       Deed Poll in the form tabled at the meeting
       and signed by the Chairman of the meeting,
       with effect from the date the amended constitution
       is lodged with the Australian Securities and
       Investment Commission

S.4    Amend the constitution for accounting purposes            Mgmt          For                            *
       of the General Property Trust in accordance
       with the 26th Supplemental Deed Poll in the
       form tabled at the meeting and signed by the
       Chairman of the meeting, with effect from the
       date the amended constitution is lodged with
       Australian Securities and Investment Commission




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVESTMENT TRUST                                                            Agenda Number:  932347873
--------------------------------------------------------------------------------------------------------------------------
        Security:  403925100
    Meeting Type:  Special
    Meeting Date:  24-Jun-2005
          Ticker:  HRREF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF THE ELECTION OF TRUSTEES;                   Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS OF              Mgmt          For                            For
       THE TRUST AND THE AUTHORIZATION OF THE TRUSTEES
       TO FIX THE REMUNERATION OF THE AUDITORS;

03     IN RESPECT OF THE ORDINARY RESOLUTION AUTHORIZING         Mgmt          For                            For
       AMENDMENTS TO THE TRUST S 2001 AMENDED AND
       RESTATED DECLARATION OF TRUST DATED AS OF MAY
       24, 2001 (THE  DECLARATION OF TRUST ), AS MORE
       FULLY SET FORTH IN THE NOTICE OF MEETING AND
       MANAGEMENT INFORMATION CIRCULAR ACCOMPANYING
       THIS VOTING INSTRUCTION FORM;

04     IN RESPECT OF THE SPECIAL RESOLUTION AUTHORIZING          Mgmt          For                            For
       AMENDMENTS TO THE DEFINITIONS OF  ADJUSTED
       UNITHOLDERS  EQUITY  AND  GROSS BOOK VALUE
       IN THE DECLARATION OF TRUST TO RESPOND TO
       RECENT MANDATED CHANGES IN ACCOUNTING PRINCIPLES.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  700669611
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  05-May-2005
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          No vote
       the financial statements for the YE 31 DEC
       2004

2.     Receive and approve the Directors  remuneration           Mgmt          No vote
       report for the YE 31 DEC 2004

3.     Declare a final dividend of 12.47 pence per               Mgmt          No vote
       ordinary share, payable in cash

4.     Re-elect Mr. R.J.G. Richards as a Director of             Mgmt          No vote
       the Company

5.     Re-elect Mr. R.J.O. Barton as a Director of               Mgmt          No vote
       the Company

6.     Re-elect Mr. J.C. Clare as a Director of the              Mgmt          No vote
       Company

7.     Re-elect Mr. S.R. Melliss as a Director of the            Mgmt          No vote
       Company

8.     Re-elect Mr. G.F. Pimlott as a Director of the            Mgmt          No vote
       Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote
       of the Company

10.    Authorize the Directors to agree the remuneration         Mgmt          No vote
       of the Auditors

11.    Authorize the Directors, in accordance with               Mgmt          No vote
       Section 80 of the Companies Act 1985, to allot
       relevant securities  Section 80(2)  up to an
       aggregate nominal amount of GBP 23,298,898;
       Authority expires on the date of the next
       AGM of the Company ; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       pursuant to the authority conferred by Resolution
       11, disapplying the statutory pre-emption rights
       Section 89(1) , provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 3,465,657;  Authority
       expires upon the expiry of the general authority
       conferred by Resolution 11 ; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, to make market purchases           Mgmt          No vote
       Section 163(3) of the Companies Act 1985
       of up to 41,310,636 ordinary shares of 25 pence
       each of the Company, at a minimum price of
       25 pence and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 04 NOV 206 ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

14.    Authorize the Directors to extend the duration            Mgmt          No vote
       of the 1995 Approved Executive Share Option
       Scheme and the Unapproved Executive Share Option
       Scheme  the Scheme  for a further period of
       10 years and alter the Scheme as specified

15.    Approve: a) the Share Incentive Plan  the Plan            Mgmt          No vote
       as specified b) and authorize the Director
       to such minor modifications or amendments to
       the Plan as they may consider necessary and
       desirable; c) and authorize the Directors to
       establish one or more further Plans or benefits
       of overseas employees based on the Plan but
       subject to such modifications as the Directors
       may consider necessary or desirable take account
       of overseas securities laws; exchange controls
       and tax legislation; provided any awards made
       under such further plans shall count against
       the limits on individual participation under
       the Plan and any shares issued under any such
       further plans shall count against any limits
       on the issue of new shares under the plan

S.16   Amend the Articles of Association by replacing            Mgmt          No vote
       GBP 350,000 in line 4 of Article 87 with GBP
       750,000 as specified




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG                                                                           Agenda Number:  700696048
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  OGM
    Meeting Date:  31-May-2005
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and annual               Mgmt          For                            *
       report for the FY 2004 with the report of the
       Supervisory Board, the Group financial statements
       and Group annual report

2.     Approve the appropriation of the distributable            Mgmt          For                            *
       profit of EUR 40,600,00 as follows: payment
       of dividend of EUR 0.35 per no-par share ex-dividend
       and payable date 01 JUN 2005

3.     Ratify the acts of the Board of Managing Directors        Mgmt          For                            *

4.     Ratify the acts of the Supervisory Board                  Mgmt          For                            *

5.1    Elect Mr. Detlef Bierbaum to the Supervisory              Mgmt          For                            *
       Board

5.2    Elect Dr. Gert Haller to the Supervisory Board            Mgmt          For                            *

5.3    Elect Mr. Matthias Graf von Krockow to the Supervisory    Mgmt          For                            *
       Board

5.4    Elect Mr. Herrn Peter Rieck to the Supervisory            Mgmt          For                            *
       Board

6.     Authorize the Board of Managing Directors, with           Mgmt          For                            *
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 24,000,000
       through the issue of new bearer no-par shares
       against payment in cash, on or before 30 MAY
       2010  authorized capital I ; shareholders shall
       be granted subscription rights except for residual
       amount; and amend corresponding Articles of
       Association

7.     Authorize the Board of Managing Directors, with           Mgmt          Against                        *
       the consent of the Supervisory Board, to increase
       the Company's capital by up to EUR 24,000,000
       through the issue of new bearer no-par shares
       against payment in cash or kind, on or before
       30 MAY 2010  authorized capital III ; shareholders
       shall be granted subscription rights except
       for residual amounts, for a capital increase
       against payment in kind in connection with
       mergers and acquisitions; and amend corresponding
       Articles of Association

8.     Amend the Articles of Association as follows:             Mgmt          For                            *
       Section 5, regarding: announcements of the
       Company being published in the Electronic Federal
       Gazette; Section 22(1) 2-deletion; Section
       22(3)2-deletion

9.     Amend the Articles of Association in respect              Mgmt          For                            *
       of the Supervisory Board Section 11(1), regarding
       the Supervisory Board comprising 9 Members,
       Section 16(1), regarding the Supervisory Board
       remuneration being adjusted as follows: each
       Member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 10,000,
       plus a variable remuneration of EUR 1,000 for
       every 1% dividend per share in excess of 10%,
       the Chairman shall receive twice, the Deputy
       Chairman one and a half times, these amounts
       and the Members of a Supervisory Board Committee
       shall receive an additional EUR 5,000 per Committee
       membership , Committee Chairman shall receive
       twice, Deputy Committee Chairman one and a
       half times, this amount Section 16(2), regarding
       Supervisory Board Members receiving an attendance
       fee of EUR 1,000 per Supervisory Board and
       Committee Meeting Section 16(3), Re. the Company
       being authorized to take out D+O insurance
       policies for the members of the Supervisory
       Board

10.    Amend the Articles of Association in respect              Mgmt          For                            *
       of the right to issue proxy voting instructions

11.    Amend the Articles of Association in connection           Mgmt          For                            *
       with the new German Law on Corporate Integrity
       and Modernization of the right to set aside
       resolutions of shareholders' meetings, as follows:
       Section 18(3), regarding shareholders' meetings
       being convened no later than 30 days prior
       to the day by which shareholders are required
       to register to attend the shareholders' meeting
       Section 19(1) and (2), regarding shareholders
       intending to attend the shareholders' meeting
       being obliged to register seven days prior
       to the shareholders' meeting and to provide
       a proof  in German or English  of their entitlement
       to attend the shareholders' Section 20(3),
       regarding the Chairman of the shareholders'
       meeting being authorized to limit the time
       for questions and answers at shareholders'
       meetings

12.    Authorize the Company to acquire own shares               Mgmt          For                            *
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 30 NOV 2006
       and authorize the Board of Directors to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares,
       to use the shares in connection with mergers
       and acquisitions, and to retire the shares

13.    Appoint PWC Deutsche Revision AG, Duesseldorf             Mgmt          For                            *
       as the Auditors for the FY 2005

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 OMEGA HEALTHCARE INVESTORS, INC.                                                            Agenda Number:  932325702
--------------------------------------------------------------------------------------------------------------------------
        Security:  681936100
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  OHI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HAROLD J. KLOOSTERMAN                                     Mgmt          For                            For
       C. TAYLOR PICKETT                                         Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS ERNST &              Mgmt          For                            For
       YOUNG LLP




--------------------------------------------------------------------------------------------------------------------------
 PROPERTY FOR INDUSTRY LTD                                                                   Agenda Number:  700720205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q7773B107
    Meeting Type:  AGM
    Meeting Date:  19-May-2005
          Ticker:
            ISIN:  NZPFIE0001S5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the financial statements                            Mgmt          For                            *

2.     Re-elect Mr. Beverley                                     Mgmt          For                            *

3.     Re-appoint BDO Spicers as the Auditors                    Mgmt          For                            *

4.     Authorize the Directors to fix the Auditors               Mgmt          For                            *
       fees




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  700697521
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  17-May-2005
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of accounts for the YE              Mgmt          For                            *
       31 DEC 2004 and the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend of 9.85 pence per ordinary       Mgmt          For                            *
       share for the YE 31 DEC 2004 payable on 20
       MAY 2005 to holders of ordinary shares registered
       at the close of business 22 APR 2005

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            *
       Committee

4.     Re-elect Mr. Richard David Kingston as a Director         Mgmt          For                            *

5.     Re-elect Mr. Stephen Lee Howard as a Director             Mgmt          For                            *

6.     Re-elect Mr. Marshall Douglas Lees as a Director          Mgmt          For                            *

7.     Re-elect Mr. Paul David Orchard-Lisle as a Director       Mgmt          For                            *

8.     Re-elect The Rt Hon Lord MacGregor of Pulham              Mgmt          For                            *
       Market OBE as a Director

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            *
       Auditors to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            *
       of the Auditors

11.    Authorize the Company, in accordance with Section         Mgmt          For                            *
       347C of the Companies Act  the 1985 Act , to
       make donations to EU political organization
       as in Section 347 of the 1985 Act and to incur
       EU political expenditure as in Section 347A
       of the 1985 Act up to a maximum aggregate amount
       of GBP 20,000;  Authority expires the earlier
       of the conclusion of the 2006 AGM or 16 AUG
       2006

S.12   Authorize the Directors conferred by Article              Mgmt          For                            *
       10(a) of the Company s Articles of Association,
       in substitution for any existing authority
       Section 80  up to an amount of GBP 5,242,679;
       Authority expires the earlier of the conclusion
       of the Company s  next AGM or 16 AUG 2006

S.13   Authorize the Directors conferred by Article              Mgmt          For                            *
       10(b) of the Articles of Association of the
       Company, in substitution for any existing authority,
       subject to the passing of Resolution 12 and
       for the purpose of Article 10(b) of the Articles
       of Association of the Company, disapplying
       the statutory pre-emption rights  Section 89
       ,a) up to an amount of GBP 5,242,679; and b)
       for the purpose of part IV of the Companies
       Act 1985;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 16 AUG 2006

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            *
       166 of the 1985 Act, to make market purchases
       Section 163 of the Act  of up to 10 % of the
       issued ordinary shares of 25p each in the capital
       of the Company, at a minimum price of 25p and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2006 or 16 AUG 2006 ; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 U-STORE-IT TRUST                                                                            Agenda Number:  932340437
--------------------------------------------------------------------------------------------------------------------------
        Security:  91274F104
    Meeting Type:  Annual
    Meeting Date:  31-May-2005
          Ticker:  YSI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. AMSDELL                                         Mgmt          For                            For
       BARRY L. AMSDELL                                          Mgmt          For                            For
       THOMAS A. COMMES                                          Mgmt          For                            For
       J.C. 'JACK' DANNEMILLER                                   Mgmt          For                            For
       W.M. DIEFENDERFER III                                     Mgmt          For                            For
       HAROLD S. HALLER                                          Mgmt          For                            For
       DAVID J. LARUE                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING                                                                             Agenda Number:  700670400
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  20-Apr-2005
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1  Please make sure
       to incorporate the following comment to all
       outgoing French meetings:  A Verification Period
       exists in France. Please see http://ics.adp.com/marketguide for complete information.  Verification Period:
       Registered Shares: 1 to 5 days prior to the
       meeting date, depends on Company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2005. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

O.1    Receive the report of the Board of Directors              Mgmt          No vote
       and the general report of the Statutory Auditors
       and approve the financial statements and the
       balance sheet for the YE 31 DEC 2004

O.2    Receive the report of the Statutory Auditors              Mgmt          No vote
       and approve the consolidated financial statements
       for 2004 FY

O.3    Approve the recommendations of the Board of               Mgmt          No vote
       Directors and resolve to appropriate the profits
       as follows: profits for the FY: EUR 486,791,043.39;
       prior retained earnings: Nil; distributable
       profits: EUR 486,791,043.39; global dividend:
       EUR 170,101,203.75; the balance of EUR 316,689,839.64
       is allocated to the carry forward account;
       as 3 interim dividends for an amount of EUR
       2.70 were already paid, the shareholders will
       receive the balance of EUR 1.05 per share on
       15 JUL 2005

O.4    Approve the reserves with the following amounts:          Mgmt          No vote
       legal reserve: EUR 34,743,537.37; special reserve
       on long-term capital gains: EUR 42,589,205.65;
       the general meeting resolves to: (-) decrease
       the legal reserves by EUR 22,680,160.50 so
       that it represents 10% of the registered capita;
       (-) the surplus of EUR 54,652,582.52 will be
       transferred to the special reserve on long-term
       capital gains account, thus amounting to EUR
       54,652,582.52; as a consequence, a 2.5% tax
       in full discharge from debt from the amount
       transferred will have to be paid in march 2006
       and in march 2007 and will be deducted from
       the carry forward account; ordinary reserves
       will be subsequently distributed, without any
       additional taxes

O.5    Acknowledge the special report of the Auditors            Mgmt          No vote
       on agreements governed by Articles L. 225-38
       and Sequence of the French Commercial Code
       and approve the agreements referred to therein

O.6    Approve to renew the term of office of Mr. Leon           Mgmt          No vote
       Bressler as the Director up to the general
       meeting called to deliberate on 2007 FY

O.7    Approve to renew the term of office of Mr. Jacques        Mgmt          No vote
       Dermagne as the Director up to the general
       meeting called to deliberate on 2007 FY

O.8    Ratify the Co-optation of Mr. Jean-Louis Solal            Mgmt          No vote
       as the Director up to the general meeting called
       to deliberate on FY 2007 and approve to renew
       the term of office of Mr. Roger Papaz as the
       Director for the same period

O.9    Appoint Mr. Yves Lyon-Caen as the Director for            Mgmt          No vote
       a period of 3 years

O.10   Approve to renew the term of office of Ernst              Mgmt          No vote
       and Young as the Statutory Auditor for a period
       of 6 years

O.11   Appoint BDO Marque and Gendrot as the Statutory           Mgmt          No vote
       Auditor for a period of 6 years

O.12   Appoint Barbier, Frinault ET Autres as the Deputy         Mgmt          No vote
       Auditor for a period of 6 years

O.13   Approve to renew the term of office of Mazars             Mgmt          No vote
       ET Guerard as the Statutory Auditor for a period
       of 6 years

O.14   Authorize the Board of Directors to buy back              Mgmt          No vote
       the Company s shares on the open market, as
       per the following conditions: maximum purchase
       price: EUR 120.00 minimum sale price: EUR 90.00
       maximum number of shares that may be acquired:
       10% of the number of shares comprising the
       share capital;  Authority expires at the end
       of 18 months ; the present delegation cancels
       and replaces the delegation set forth in Resolution
       Number 9 and given by the general meeting of
       08 APR 2004; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, in one or more transactions
       and at its sole discretion, by way of capitalizing
       retained earnings, income or premiums, to be
       carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares;  Authority expires at the end of 26
       months

O.16   Authorize the Board of Directors, with reference          Mgmt          No vote
       to delegation given in Resolution Number 14,
       to reduce the share capital by cancelling the
       shares held by the Company in connection with
       a stock repurchase plan, provided that the
       total number of shares cancelled in the 24
       months does not exceed 10% of the capital;
       Authority expires at the end of 18 months
       ; the present delegation cancels and replaces
       the delegation set forth in Resolution Number
       10 and given by the general meeting of 08 APR
       2004

O.17   Authorize the Board of Directors to increase              Mgmt          No vote
       in one or more transactions, in France or abroad,
       the share capital, provided that the total
       nominal amount shall not exceed EUR 75,000,000.00
       of the share capital, by way of issuing ordinary
       shares to be subscribed in cash or any securities
       giving access to the share capital, with maintenance
       of the Shareholders  Subscription Right;  Authority
       expires at the end of 26 months

O.18   Authorize the Board of Directors to increase              Mgmt          No vote
       in one or more transactions, in France or abroad,
       the share capital, provided that it shall not
       exceed 25% of the share capital, by way of
       issuing ordinary shares to be subscribed in
       cash or any securities giving access to the
       share capital, with waiver of the shareholders
       subscription right;  Authority expires at
       the end of 26 months

O.19   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, within the limit of 10%
       of the share capital, with waiver of the Shareholders
       Subscription Right, in consideration for the
       contributions in kind granted to the Company
       in the event of a public exchange offer;  Authority
       expires at the end of 26 months

O.20   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, in one or more transactions,
       at its sole discretion, in favor of the Company
       s Employees who are Members of a Company Savings
       Plan, with waiver of the Shareholders  Preferential
       Subscription Right, provided that the amount
       shall not exceed 1% of the share capital;
       Authority expires at the end of 5 years

O.21   Authorize the Board of Directors to proceed               Mgmt          No vote
       with allocations free of charge of Company
       s existing ordinary shares or to be issued,
       in favor of the Company s employees and the
       Managers, provided that they shall not represent
       more than 1% of the share capital;  Authority
       expires at the end of 38 months

O.22   Grant all powers to the bearer of a copy or               Mgmt          No vote
       an extract of the minutes of this meeting in
       order to accomplish all formalities, filings
       and registrations prescribed by law



An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Worldwide Realty Income Fund, Inc.
By (Signature)       /s/ John E. McLean
Name                 John E. McLean
Title                Assistant Secretary
Date                 08/17/2005